UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-7662
U.S. Global Accolade  Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments

HOLMES GROWTH FUND
Portfolio of Investments (unaudited)		July 31, 2007

COMMON STOCKS 92.75%	Shares	Value

Advertising 1.67%
Focus Media Holding Ltd., ADR	25,000	$1,032,750	*

Aerospace/Defense 1.25%
Boeing Co.	7,500	775,725

Agriculture 1.46%
Bunge Ltd.	10,000	906,100

Apparel 2.33%
Coach, Inc.	20,000	909,200	*
Volcom, Inc.	15,000	532,200	*
		1,441,400

Bank 0.78%
Credicorp Ltd.	7,500	482,550

Cable & Wire Products 2.57%
General Cable Corp.	20,000	1,590,000	*

Cable TV 1.32%
Rogers Communications, Inc., Class B	18,000	815,220

Chemicals 4.17%
OM Group, Inc.	8,000	387,520	*
Potash Corporation of Saskatchewan, Inc.	9,000	726,660
Terra Industries, Inc.	25,000	613,250	*
The Mosaic Co.	22,875	859,185	*
		2,586,615

Commercial Services 1.15%
Quanta Services, Inc.	25,000	710,750	*

Communications 2.77%
Ciena Corp.	12,500	456,625	*
NII Holdings, Inc.	15,000	1,260,300	*
		1,716,925

Computer Software & Hardware 7.85%
Activision, Inc.	60,000	1,026,600	*
Akamai Technologies, Inc.	30,000	1,018,800	*
Apple, Inc.	4,500	592,920	*
Oracle Corp.	25,000	478,000	*
Research in Motion Ltd.	1,500	321,000	*
VeriFone Holdings, Inc.	20,000	728,200	*
Vocus, Inc.	25,000	702,250	*
		4,867,770

Consulting Services 0.31%
CYBERplex, Inc.	270,000	194,882	*

Diversified Operations 1.67%
McDermott International, Inc.	12,500	1,036,750	*

E-Commerce 1.03%
Priceline.com, Inc.	10,000	638,000	*

Electronics & Components 2.92%
Comtech Group, Inc.	25,000	355,500	*
Garmin Ltd.	10,000	839,000
MEMC Electronic Materials, Inc.	10,000	613,200	*
		1,807,700

Financial Services 11.19%
Charles Schwab Corp.	40,000	805,200
CI Financial Income Fund	55,000	1,436,352
Dollar Financial Corp.	15,000	375,900	*
Franklin Resources, Inc.	4,000	509,480
GFI Group, Inc.	5,000	372,600	*
GMP Capital Trust	56,000	1,202,625
Goldman Sachs Group, Inc.	3,500	659,190
IntercontinentalExchange, Inc.	7,000	1,057,910	*
Jovian Capital Corp.	685,000	513,686	*
		6,932,943

Firearms & Ammunition 0.91%
Smith & Wesson Holding Corp.	30,000	564,000	*

Food Products 1.50%
CoolBrands International, Inc.	993,800	931,571	*

Gold Mining 0.04%
Peak Gold Ltd.	47,000	26,434	*

Home Furnishings 0.75%
Tempur-Pedic International, Inc.	15,000	467,250

Internet System 1.23%
Google, Inc., Class A	1,500	765,000	*

Manufacturing 4.99%
Actuant Corp., Class A	7,500	457,350
Precision Castparts Corp.	15,000	2,055,900
Terex Corp.	6,000	517,500	*
The Westaim Corp.	100,000	59,992	*
		3,090,742

Medical - Biomedical 1.79%
Celgene Corp.	10,000	605,600	*
Meridian Bioscience, Inc.	22,500	502,425
		1,108,025

Medical - HMO 1.63%
WellCare Health Plans, Inc.	10,000	1,012,600	*

Medical Information Systems 1.52%
Allscripts Healthcare Solutions, Inc.	15,000	341,250	*
Phase Forward, Inc.	35,000	601,650	*
		942,900

Medical Products 4.25%
Alcon, Inc.	3,500	477,750
Henry Schein, Inc.	10,000	543,400	*
Immucor, Inc.	20,000	623,200	*
Stryker Corp.	7,500	468,225
Thermo Fisher Scientific, Inc.	10,000	522,100	*
		2,634,675

Metal & Mineral Mining 4.05%
Eastern Platinum Ltd.	200,000	474,316	*
Northern Orion Resources, Inc.	188,500	1,007,171	*
Silver Wheaton Corp.	75,000	1,027,656	*
		2,509,143

Networking Products 2.99%
Cisco Systems, Inc.	40,000	1,156,400	*
Polycom, Inc.	22,500	696,825	*
		1,853,225

Oil & Gas Drilling 6.03%
Diamond Offshore Drilling, Inc.	5,000	515,900
ENSCO International, Inc.	20,000	1,221,400
GlobalSantaFe Corp.	10,000	717,100
Helmerich & Payne, Inc.	17,500	566,475
Noble Corp.	7,000	717,220
		3,738,095

Oil & Gas Extraction & Services 2.92%
Core Laboratories N.V.	5,000	538,150	*
GulfMark Offshore, Inc.	12,000	563,760	*
Superior Energy Services, Inc.	17,500	705,600	*
		1,807,510

Oil & Gas Field Machinery 2.62%
Cameron International Corp.	10,000	780,000	*
Grant Prideco, Inc.	15,000	841,500	*
		1,621,500

Oil & Gas Refining & Marketing 2.02%
Frontier Oil Corp.	15,000	580,950
Holly Corp.	10,000	673,900
		1,254,850

Oil & Gas Royalty Trusts 1.33%
Canadian Oil Sands Trust	10,000	305,399
San Juan Basin Royalty Trust	16,000	519,360
		824,759

Pharmaceuticals 0.67%
Wyeth	8,500	412,420

Retail 2.38%
GameStop Corp., Class A	12,500	504,375	*
Pier 1 Imports, Inc.	35,000	228,200	*
The Men's Wearhouse, Inc.	15,000	741,000
		1,473,575

Semiconductors 4.14%
KLA-Tencor Corp.	8,000	454,320
Micron Technology, Inc.	25,000	296,750	*
NVIDIA Corp.	12,500	572,000	*
Silicon Motion Technology Corp., ADR	20,000	366,000	*
SiRF Technology Holdings, Inc.	20,000	468,800	*
Tessera Technologies, Inc.	10,000	411,300	*
		2,569,170

Transportation 0.55%
DryShips, Inc.	6,000	343,920

Total Common Stocks		57,487,444
(cost $47,298,129)

WARRANTS 0.51%

Gold Mining 0.01%
Peak Gold Ltd., Warrants (April 2012)	23,500	5,838	*

Metal & Mineral Mining 0.50%
Eastern Platinum Ltd., Warrants (April 2008)	7,200	4,792	*
Northern Orion Resources, Inc., Warrants (May 2008)	17,500	63,156	*
Silver Wheaton Corp., Warrants (December 2010)	32,500	244,024	*
		311,972

Total Warrants		317,810
(cost $93,257)

PURCHASED OPTIONS 0.23%	Contracts

Gold Mining 0.23%
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan. 2008
(premium $4,216)	7	4,550
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan. 2009
(premium $75,651)	92	81,880
Goldcorp, Inc., Strike Price 25, Call, Expiration Jan. 2009
(premium $58,468)	92	53,360

Total Purchased Options		139,790
(cost $138,335)

Total Securities		57,945,044
(cost $47,529,721)

	Principal
REPURCHASE AGREEMENT 7.03%	Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston,
07/31/07, 5.10%, due 08/01/07, repurchase price $4,358,007,
collateralized by U.S. Treasury securities held in a joint tri-party account
(cost $4,357,390)	$4,357,390	4,357,390

Total Investments 100.52%		62,302,434
(cost $51,887,111)
Other assets and liabilities, net (0.52)%		(321,061)

NET ASSETS 100%		$61,981,373

See notes to portfolios of investments.

MEGATRENDS FUND
Portfolio of Investments (unaudited)		July 31, 2007

COMMON STOCKS 98.61%	Shares	Value

Aircraft & Defense 5.99%
Northrop Grumman Corp.	3,900	$296,790
Raytheon Company	5,900	326,624
United Technologies Corp.	4,500	328,365
		951,779

Automobile 2.28%
Toyota Motor Corp., Sponsored ADR	3,000	361,890

Beverages 2.53%
The Coca-Cola Co.	7,700	401,247

Chemicals 2.07%
Air Products & Chemicals, Inc.	3,800	328,206

Computer Software & Hardware 2.74%
Microsoft Corp.	15,000	434,850

Consumer Staples 2.34%
The Procter & Gamble Co.	6,000	371,160

Diversified Operations 1.77%
Foster Wheeler Ltd	2,500	280,975	*

Electronics & Components 4.59%
Corning, Inc.	16,000	381,440	*
Intel Corp.	14,700	347,214
		728,654

Energy 3.09%
Energy Conversion Devices, Inc.	5,500	164,175	*
First Solar, Inc.	2,900	326,453	*
		490,628

Financial Services 11.00%
American Express Co.	5,300	310,262
Goldman Sachs Group, Inc.	2,500	470,850
UBS AG	7,000	385,490
Wells Fargo & Co.	17,200	580,844
		1,747,446

Gold Mining 1.14%
Barrick Gold Corp.	5,500	180,950

Holding Company 3.97%
Berkshire Hathaway, Inc., Class B	175	630,700	*

Internet System 2.17%
Google, Inc., Class A	675	344,250	*

Machinery 2.12%
Deere & Co.	2,800	337,176

Manufacturing 9.02%
Danaher Corp.	5,200	388,336
General Electric Co.	18,000	697,680
ITT Corp.	5,500	345,840
		1,431,856

Medical Products 1.94%
Johnson & Johnson	5,100	308,550

Metal Mining 2.41%
BHP Billiton Ltd., Sponsored ADR	3,700	235,986
Newmont Mining Corp.	3,500	146,125
		382,111

Networking Products 2.00%
Cisco Systems, Inc.	11,000	318,010	*

Oil & Gas - Integrated 2.62%
Hess Corp.	6,800	416,160

Oil & Gas Drilling 2.31%
Nabors Industries Ltd.	5,200	152,048	*
Transocean, Inc.	2,000	214,900	*
		366,948

Oil & Gas Extraction & Services 11.36%
Apache Corp.	1,800	145,512
Baker Hughes, Inc.	3,800	300,390
Denbury Resources, Inc.	4,600	184,000	*
PetroChina Co., Ltd., ADR	2,700	397,602
Schlumberger Ltd.	8,200	776,704
		1,804,208

Oil & Gas Field Machinery 3.03%
National Oilwell Varco, Inc.	4,000	480,440	*

Pharmaceuticals 5.99%
Eli Lilly & Co.	9,400	508,446
Novartis AG, ADR	8,200	442,390
		950,836

Retail 2.26%
CVS Caremark Corp.	10,200	358,938

Transportation 1.81%
Burlington Northern Santa Fe Corp.	3,500	287,490

Utilities 6.06%
Exelon Corp.	5,500	385,825
FPL Group, Inc.	10,000	577,300
		963,125

Total Common Stocks		15,658,583
(cost $12,893,651)

EXCHANGE-TRADED FUND 2.65%

streetTRACKS Gold Trust
(cost $390,316)	6,400	421,056	*

Total Investments 101.26%		16,079,639
(cost $13,283,967)
Other assets and liabilities, net (1.26)%		(200,357)

NET ASSETS 100%		$15,879,282

See notes to portfolios of investments.

EASTERN EUROPEAN FUND
Portfolio of Investments (unaudited)		July 31, 2007

COMMON STOCKS 92.93%	Shares	Value

Broadcasting & Cable TV 0.28%
Central European Media Enterprises Ltd., Class A	44,316	$4,098,344	*

Communications 12.51%
Comstar United Telesystems, GDR	1,323,282	14,489,938	*
Mobile TeleSystems	3,769,891	39,018,372
Mobile TeleSystems, Sponsored ADR	945,902	60,490,433
Telekomunikacja Polska S.A., GDR	3,328,314	26,626,512
VimpelCom, Sponsored ADR	385,612	40,836,311
		181,461,566

Diversified Banks 23.15%
OTP Bank Nyrt.	1,337,821	75,343,590
OTP Bank Nyrt., GDR	223,782	25,119,529
Raiffeisen International Bank Holding AG	43,842	6,676,286
Sberbank RF	34,578,000	143,498,700
Turkiye Garanti Bankasi a.s.	12,541,950	85,265,133
		335,903,238

Diversified Metals & Mining 6.12%
JSC MMC Norilsk Nickel, ADR	287,399	68,257,262
KGHM Polska Miedz S.A.	457,546	20,617,921
		88,875,183

Electric Utilities 4.06%
CEZ a.s.	269,777	14,145,531
RAO Unified Energy Systems of Russia	32,360,509	44,819,305	*
		58,964,836

Financial Services 0.63%
Finans Finansal Kiralama a.s.	2,568,081	9,110,769	*

Food Distributors 2.25%
Central European Distribution Corp.	791,926	32,603,593	*

Food Retail 1.95%
Oao Magnit, Class S	203,241	9,267,790	*
Oao Seventh Continent, Class S	406,330	10,375,637	*
X 5 Retail Group N.V., GDR	280,629	8,702,305	*
		28,345,732

Gold Mining 0.46%
KazakhGold Group Ltd., GDR	345,305	6,733,447	*

Insurance 2.42%
Aksigorta a.s.	4,997,285	35,061,653

Multi-Sector Holdings 3.96%
Haci Omer Sabanci Holding a.s.	10,400,192	57,497,263

Oil & Gas - Integrated 19.13%
LUKOIL, Sponsored ADR	1,680,613	135,289,346
Oao Gazprom, Sponsored ADR	3,272,585	142,357,447
		277,646,793

Oil & Gas Exploration & Production 4.34%
KazMunaiGas Exploration Production, GDR	645,652	15,237,387
NovaTek Oao, Sponsored GDR	265,493	14,416,270	@
Surgutneftegaz	18,321,005	20,885,946
Surgutneftegaz, Sponsored ADR	220,811	12,475,822
		63,015,425

Packaged Foods & Meats 1.28%
Wimm-Bill-Dann Foods	241,972	18,510,858

Real Estate Investment Trusts 1.37%
Mirland Development Corp., plc	1,172,444	12,842,604	*
Sistema Hals, GDR	100,929	1,267,668	*
Sistema Hals, GDR, 144A	456,000	5,727,360	*
		19,837,632

Real Estate Management & Development 6.62%
AFI Development plc, GDR	1,300,671	12,486,442	*
CA Immobilien International AG	221,479	3,819,510	*
Dolphin Capital Investors Ltd.	6,593,444	20,699,381	*
Open Investments	28,485	8,360,348	*
PIK Group, GDR	1,325,437	37,218,271	*
RGI International Ltd.	1,378,964	13,444,899	*
		96,028,851

Steel 1.34%
Oao TMK, GDR	392,158	15,725,536	*
Oao TMK, GDR, 144A	93,154	3,735,475	*
		19,461,011

Wireless Telecommunication Services 1.06%
Turkcell Iletisim Hizmetleri a.s.	2,179,888	15,366,135

Total Common Stocks		1,348,522,329
(cost $999,025,418)

PREFERRED STOCKS 1.47%

Oil & Gas Exploration & Production 1.47%
Surgutneftegaz, Preferred Stock	13,529,631	9,267,797
Surgutneftegaz, Preferred Stock, Sponsored ADR	174,498	12,066,537	@

Total Preferred Stocks		21,334,334
(cost $27,395,396)

Total Securities		1,369,856,663
(cost $1,026,420,814)

	Principal
REPURCHASE AGREEMENT 3.91%	Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston,
07/31/07, 5.10%, due 08/01/07, repurchase price $56,850,936, collateralized by U.S. Treasury securities held in a joint tri-party account
(cost $56,842,883)	$56,842,883	56,842,883

Total Investments 98.31%		1,426,699,546
(cost $1,083,263,697)
Other assets and liabilities, net 1.69%		24,458,573

NET ASSETS 100%		$1,451,158,119

See notes to portfolios of investments.

GLOBAL EMERGING MARKETS FUND
Portfolio of Investments (unaudited)		July 31, 2007

COMMON STOCKS 81.98%	Shares	Value

Apparel 3.54%
China Grand Forestry Resources Group Ltd.	3,974,000	$1,584,010	*

Communications 2.70%
China Mobile Ltd.	105,000	1,209,541

Computer Hardware 2.14%
Wistron Corp.	473,287	959,655

Construction & Engineering 1.42%
Daelim Industrial Co., Ltd.	3,722	637,601

Construction & Farm Machinery & Heavy Trucks 0.92%
Hyundai Heavy Industries Co., Ltd.	1,075	413,455

Construction Materials 1.00%
China National Building Material Co., Ltd., H shares	214,000	445,508

Consumer Electronics 2.75%
China Water Affairs Group Ltd.	1,876,000	1,232,139	*

Department Stores 1.84%
Grupo FAMSA S.A., Class A	69,140	314,799	*
Lojas Renner S.A.	27,100	509,069
		823,868

Diversified Banks 16.20%
Bumiputra-Commerce Holdings Bhd	131,100	443,509
Hana Financial Group, Inc.	7,489	406,047
Industrial and Commercial Bank of China, H shares	1,073,000	654,399	*
Kookmin Bank, Sponsored ADR	6,381	547,426
Korea Exchange Bank	38,222	594,168
OTP Bank Nyrt.	11,420	643,153	*
Sberbank RF	518,000	2,149,700
Shinhan Financial Group Co., Ltd.	6,258	425,291
SinoPac Financial Holdings Co., Ltd.	826,000	420,087
Turkiye Garanti Bankasi a.s.	99,411	675,835
Woori Finance Holdings Co., Ltd.	11,260	290,524
		7,250,139

Diversified Metals & Mining 2.79%
Grupo Mexico SAB de C.V., Series B	117,000	816,217
JSC MMC Norilsk Nickel, ADR	1,828	434,150
		1,250,367

Financial Services 0.82%
African Bank Investments Ltd.	81,102	369,227

Food Distributors 1.08%
Central European Distribution Corp.	11,692	481,360	*

Gold Mining 0.88%
KazakhGold Group Ltd., GDR	20,114	392,223	*

Healthcare Equipment & Services 1.79%
Opto Circuits India Ltd.	67,880	798,944

Home Furnishings 1.00%
Ellerine Holdings Ltd.	49,700	446,932

Homebuilding 4.26%
Ansal Properties & Infrastructure Ltd.	39,792	261,286
Corporacion GEO, S.A. de C.V., Series B	109,000	596,534	*
MRV Engenharia e Participacoes SA	26,100	427,960	*
SARE Holding, S.A. de C.V., Class B	359,023	621,170	*
		1,906,950

Hotels & Resorts 1.16%
Orascom Hotels & Development	44,621	518,986	*

Household Appliances 0.54%
Olympic Group Financial Investments	20,722	242,732

Industrial Conglomerates 1.30%
UEM World Bhd	473,100	581,107

Industrial Machinery 1.76%
Lupatech S.A.	33,100	786,882	*

Insurance 3.22%
Cathay Financial Holding Co., Ltd.	351,655	913,350
China Life Insurance Co., Ltd., H shares	125,000	529,251
		1,442,601

Oil & Gas - Integrated 4.86%
Oao Gazprom, Sponsored ADR	30,834	1,341,279
Petroleo Brasileiro S.A., ADR	14,944	834,622
		2,175,901

Oil & Gas Exploration & Production 3.01%
Dragon Oil plc	100,778	457,569	*
KazMunaiGas Exploration Production, GDR	37,601	887,384
		1,344,953

Paper Products 0.95%
Shandong Chenming Paper Holdings Ltd., Class B, H shares	462,300	426,754

Precious Metals & Minerals 1.11%
European Minerals Corp.	361,736	495,064	*

Railroads 2.38%
All America Latina Logistica	78,250	1,062,988

Real Estate Investment Trust 0.86%
Mirland Development Corp., plc	35,000	383,380	*

Real Estate Management & Development 2.41%
AFI Development plc, GDR	15,921	152,842	*
Dolphin Capital Investors Ltd.	173,879	545,874	*
Plaza Centers N.V.	99,199	379,750	*
		1,078,466

Retail 0.88%
Mr. Price Group Ltd.	102,972	395,620

Semiconductors 6.71%
Samsung Electronics Co., Ltd.	2,322	1,528,522
Siliconware Precision Industries Co.	450,472	855,685
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	61,142	620,591
		3,004,798

Steel 5.70%
Companhia Vale do Rio Doce, Sponsored ADR	32,100	1,358,793
Oao TMK, GDR	7,492	300,429	*
POSCO, ADR	3,199	455,698
Usinas Siderurgicas de Minas Gerais S.A, Class A	7,100	435,946
		2,550,866

Total Common Stocks		36,693,017
(cost $28,813,872)

CLOSED-END FUND 4.84%

Metage Special Emerging Markets Fund Ltd.
(cost $1,555,745)	12,492	2,167,487	* @

EQUITY-LINKED SECURITIES 6.52%

Application Software 2.94%
Tanla Solutions Ltd. (January 2010)	115,009	1,313,776	@

Industrial Conglomerates 1.01%
Aditya Birla Nuvo Ltd. (September 2008)	36,988	454,381	@

IT Consulting & Other Services 1.10%
Mastek Ltd., 144A (October 2009)	68,794	492,462	@

Specialized Finance 1.47%
IFCI Ltd. (July 2008)	460,343	658,042	* @

Total Equity-Linked Securities		2,918,661
(cost $2,318,134)

WARRANTS 0.03%

Precious Metals & Minerals 0.03%
European Minerals Corp., Warrants (March 2011)
(cost $0)	25,813	12,340	*

Total Securities		41,791,505
(cost $32,687,751)

	Principal
REPURCHASE AGREEMENT 4.92%	Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston,
07/31/07, 5.10%, due 08/01/07, repurchase price $2,202,996,
collateralized by U.S. Treasury securities held in a joint tri-party account
(cost $2,202,684)	$2,202,684	2,202,684

Total Investments 98.29%		43,994,189
(cost $34,890,435)
Other assets and liabilities, net 1.71%		763,159

NET ASSETS 100%		$44,757,348

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited) July 31, 2007

Legend
* Non-income producing security
ADR American Depositary Receipt
GDR Global Depositary Receipt

@           Security was fair valued at July 31, 2007, by the adviser,  U.S. Global Investors, Inc., in accordance with valuation procedures approved by the Board of Trustees.  Fair valued securities, as a percentage of net assets at July 31, 2007, were 1.82% of Eastern European and 11.36% of Global Emerging Markets.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

Equity-linked securities are derivative securities that are linked to the performance of an underlying foreign security.  This type of investment allows the fund to have market exposure to foreign securities without trading directly in the local market.  This type of security may also be known as a participatory note or certificate.

For more comprehensive information on the funds' policies regarding the valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation.  Securities for which no sale was reported are valued at the mean between the last reported bid and ask prices or using quotes provided by principal market makers.  Short-term investments with effective maturities of sixty days or less at the date of purchase may be valued at amortized cost, which approximates market value.

Fair Valued Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.  The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies, the extent of a Fund’s investment in the trading securities of the issuer; and other relevant matters.  The fair values may differ from what would have been used had a broader market for these securities existed.

For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees.  The Funds may use a systematic fair value model provided by an independent third party to value international securities.  At July 31, 2007, this model was used to value certain foreign securities in the Eastern European and Global Emerging Markets Funds.

Joint Tri-Party Repurchase Agreement

The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation.  The Funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreement and the securities held as collateral at July 31, 2007, were:

Credit Suisse First Boston repurchase agreement, 07/31/07, 5.10%, due 08/01/07:
      Total principal amount: $304,803,632; Total repurchase value: $304,846,813

 Collateral:
$230,745,000 U.S. Treasury Bond, 8.125%, 08/15/19
$4,721,000 U.S. Treasury Inflation Index Bond, 2.375%, 01/15/25
$815,000 U.S. Treasury Note, 4.875%, 06/30/09
               (total collateral market value, including accrued interest, of  $310,906,367)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreement.  Each owns an undivided interest in the account.

Options

As of July 31, 2007, portfolio securities valued at $0 were held in escrow by the custodian as cover for call options written for the Holmes Growth Fund.

Transactions in written call options during the period ended July 31, 2007, were as follows:

Holmes Growth Fund
	Number of	Premiums
	Contracts	Received

Options outstanding at October 31, 2006	-	$-
Options written	260	72,609
Options closed	(260)	(72,609)
Options expired	-	-
Options exercised	-	-
Options outstanding at July 31, 2007	-	$-

Portfolio Tax Information

The following table presents the income tax basis of the securities owned at July 31, 2007, and the tax basis components of net unrealized appreciation or depreciation:

	Aggregate	Gross	Gross
	Tax	Unrealized	Unrealized	Net Unrealized
Fund	Cost	Appreciation	(Depreciation)	Appreciation

Holmes Growth	$ 51,887,111	$ 11,886,236	$ (1,470,913)	$ 10,415,323
MegaTrends	13,283,967	2,960,413	(164,741)	2,795,672
Eastern European	1,083,263,697	365,438,367	(22,002,518)	343,435,849
Global Emerging Markets	34,890,435	9,833,170	(729,416)	9,103,754

Subsequent Event – MegaTrends Fund

Leeb Capital Management, Inc. (“Leeb”), the subadviser to the MegaTrends Fund, will no longer provide investment advisory services to the Fund after September 30, 2007.  After September 30, 2007, the adviser, U.S. Global Investors, Inc., will manage the fund.  The investment objective of the fund shall remain the same.  The adviser’s investment strategy for the fund will be an extension of Leeb’s philosophy with a focus on global megatrends.  The name of the Fund will change to Global MegaTrends Fund, effective October 1, 2007.

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Accolade Funds

By:           /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:       September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:       September 28, 2007

By:           /s/ Catherine A. Rademarcher
Catherine A. Rademacher
Treasurer

Date:       September 28, 2007